Financial Statement Schedule I - Condensed Financial Information of Parent Company Statements of Cash Flows (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Net cash generated from operating activities	¥ 195,519	$ 26,788	¥ 140,798	¥ 9,144
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of short-term investments	(1,738,749)	(238,208)	(773,250)	(1,244,636)
Payment for long-term investments	(235,255)	(32,230)	(1,958)	(13,107)
Net cash generated from/(used in) investing activities	(358,860)	(49,164)	(71,818)	96,182
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from exercise of share options				10,047
Payment for cash dividend			(31,254)	(32,562)
Net cash used in financing activities	(112,728)	(15,444)	(74,658)	(67,911)
Effect of exchange rate changes	16,920	2,317	14,652	43,266
Net increase/(decrease) in cash, cash equivalents and restricted cash	(259,149)	(35,503)	8,974	80,681
Cash, cash equivalents and restricted cash at beginning of the year	766,378	104,993	757,404	676,723
Cash, cash equivalents and restricted cash at end of the year	507,229	69,490	766,378	757,404
Parent Company
Net cash generated from operating activities	(16,630)	(2,278)	(66,321)	(53,792)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of short-term investments	(7,299)	(1,000)	0	0
Payment for long-term investments	(1,074)	(147)	(1,958)	(13,013)
Capital contribution to a subsidiary	(143,089)	(19,603)	0	0
Amounts due from subsidiaries	0	0	33,559	47,138
Repayment of employee loans	5,161	707	0	0
Net cash generated from/(used in) investing activities	(146,301)	(20,043)	31,601	34,125
CASH FLOWS FROM FINANCING ACTIVITIES
Share repurchase	(10,949)	(1,500)	(4,750)	(6,742)
Proceeds from exercise of share options	0	0	0	10,047
Payment for cash dividend	0	0	(31,254)	(32,562)
Net cash used in financing activities	(10,949)	(1,500)	(36,004)	(29,257)
Effect of exchange rate changes	18,350	2,514	58,530	45,245
Net increase/(decrease) in cash, cash equivalents and restricted cash	(155,530)	(21,307)	(12,194)	(3,679)
Cash, cash equivalents and restricted cash at beginning of the year	483,990	66,306	496,184	499,863
Cash, cash equivalents and restricted cash at end of the year	¥ 328,460	$ 44,999	¥ 483,990	¥ 496,184